ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
Successor
Waldencast plc (“Waldencast” or the “Company”), formerly known as Waldencast Acquisition Corp., is a Bailiwick of Jersey (“Jersey”) company. Waldencast was originally incorporated on December 8, 2020 as a Cayman Islands exempted company and a blank check company solely for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On March 18, 2021, Waldencast consummated an initial public offering of 34,500,000 units (the “IPO”), with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”) to acquire one Class A ordinary share (together, a “Unit”), at $10.00 per Unit.
In connection with the Business Combination (as defined below), on July 26, 2022, Waldencast obtained shareholder approval to change its jurisdiction of incorporation. Pursuant to the Cayman Companies Act (the “Cayman Act”) and the Companies (Jersey) Law 1991, as amended (the “Jersey Companies Law”), Waldencast effected a deregistration under the Cayman Act and a domestication under Part 18C of the Jersey Companies Law. This was accomplished by filing a memorandum and articles of association with the Registrar of Companies in Jersey (the “Domestication”). Upon the effective time of the Domestication, Waldencast Acquisition Corp. was renamed Waldencast.
On July 27, 2022 (the “Closing Date”), Waldencast acquired (the “Business Combination”) Obagi Global Holdings Limited, a Cayman Islands exempted company, and its subsidiaries (collectively, “Obagi”) and Milk Makeup LLC, a Delaware limited liability company, and its subsidiaries (collectively “Milk”), as more fully described in “Note 3. Business Combinations.” Following the closing of the Business Combination, the Company conducts its business through the following operating and reportable segments: (i) Obagi Medical and (ii) Milk Makeup.
Obagi is a global skincare company that develops, markets, and sells proprietary-topical aesthetic and therapeutic prescription-strength skincare systems and related products primarily in the physician-dispensed market. Obagi provides cosmetic, over-the-counter and prescription products.
Milk Makeup develops and sells cosmetic, skin care and other beauty products. The brand creates vegan, cruelty-free, clean formulas from its Milk headquarters in downtown New York City. Milk’s products are offered through its U.S. website, www.milkmakeup.com, and its retail partners including Sephora in North America, Europe, the Middle East, Australia, Cult Beauty, and ASOS online.
As a result of the Business Combination, Waldencast is organized as an “Up-C” structure, whereby the equity interests of Obagi and Milk are held by Waldencast Partners LP (“Waldencast Partners LP”), a Cayman Islands exempted limited partnership and indirect subsidiary of Waldencast, which is an entity that is classified as a partnership for U.S. federal income tax purposes.
Predecessor
Obagi Global Holdings Limited is a holding company incorporated that conducts all operations through its wholly-owned subsidiaries. On July 15, 2021, ZhongHua Finance Acquisition Fund I, L.P., Obagi’s sole shareholder, transferred its 4,000,000 ordinary shares to its affiliate, Cedarwalk Skincare Ltd. (“Cedarwalk”), which became the new sole shareholder of Obagi. This transfer between affiliates did not result in any change of control.
Immediately prior to the closing of the Business Combination, Obagi carved out and distributed all of the outstanding shares of its subsidiary, Obagi Hong Kong Limited (“Obagi Hong Kong” or “Obagi HK”) to its shareholder, Cedarwalk (the “Obagi China Distribution”). All sales of Obagi products in the People’s Republic of China, inclusive of the Hong Kong Special Administrative Region, the Macau Special Administrative Region, and Taiwan (the “China Region”) prior to the Business Combination had been conducted through the Obagi China Business (the “Obagi China Business”), which were not acquired by Waldencast in the Business Combination.
Unless the context requires otherwise, the “Company,” “we,” or “our” refers to Obagi for periods prior to the Business Combination and to Waldencast together with its consolidated subsidiaries, as the Successor for periods after the Business Combination.
Basis of Presentation
Waldencast has prepared the accompanying consolidated financial statements pursuant to generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).
In accounting for the Business Combination, Waldencast was deemed to be the legal and the accounting acquirer (referred to as the “Successor”), however, Obagi was deemed to be the predecessor entity for financial reporting purposes (referred to as the “Predecessor”). Under the acquisition method of accounting, Waldencast’s assets and liabilities retained their carrying values and the assets and liabilities associated with Obagi and Milk were recorded at their fair values measured as of the acquisition date, which created a new basis of accounting.
This change in accounting basis is represented in the accompanying consolidated financial statements by a black line, which appears between the columns entitled Successor and Predecessor in the relevant financial statements and in the relevant accompanying notes. The black line signifies that the consolidated financial statements presented for the Company after the Closing Date (the “Successor Period”) are presented on a measurement basis different from those for the period prior to the Closing Date (the “Predecessor Period(s)”). As a result of the application of the acquisition method of accounting as of the Closing Date, the financial statements for the Predecessor Periods (which only includes Obagi, including the Obagi China Business, through July 27, 2022) and for the Successor Periods, which include Waldencast and its subsidiaries from July 28, 2022 to December 31, 2022, the year ended December 31, 2023, and the year ended December 31, 2024, are presented on a different basis of accounting and are therefore, not comparable.
Certain prior year amounts in the consolidated financial statements and notes have been reclassified to conform to current year presentation. These reclassifications had no effect on net income or loss. These include reclassifying research and development costs into selling, general and administrative costs and reclassifying gondolas into furniture and fixtures.